SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
8.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in non-cash flow working capital is comprised of:

	December 31,
	2025	2024

Accounts receivable and other receivables	$1,663	$(4,241)
Deposits and prepaid expenses	(51)	120
Accounts payable and other payables	8,257	(2,793)
Foreign currency	(1)	(3)
	$9,868	$(6,917)

Related to operating activities	$2,410	$(1,952)

Related to investing activities	$7,458	$(4,965)

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)